BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
BALANCE SHEETS [Abstract]
Preferred Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	750,000,000	750,000,000	750,000,000
Common Stock, shares issued	624,223,676	577,210,000	235,150,000
Common Stock, shares outstanding	624,223,676	577,210,000	235,150,000